FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Interest rate risk management (Details) - Contracts subject to LIBOR reform that have yet to transition R$ in Thousands	Dec. 31, 2021 BRL (R$)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Loans and financing contracts subject to renegotiation upon extinction of LIBOR	R$ 16,930,445
Derivative contracts subject to renegotiation upon extinction of LIBOR	R$ 548,941